Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts

(in thousands)

		Additions
		Changes in
	Balance at	allowances, charges to				Balance at
	beginning	expenses and changes				end
	of period	to other accounts		Deductions		of period
Year ended December 31, 2012:
Provision for doubtful accounts	$2,108	2,045	(1)	(1,539	)(3)	$2,614
Provision for billing adjustments	$2,037	(991	)(1)	251	(3)	$1,297
Transaction processing provisions - processing errors	$5,322	2,805	(2)	(6,403	)(3)	$1,724
Deferred tax valuation allowance	$11,751	1,557	(4)	(332	)(5)	$12,976

Year ended December 31, 2013:
Provision for doubtful accounts	$2,614	2,375	(1)	(2,232	)(3)	$2,757
Provision for billing adjustments	$1,297	(376	)(1)	(294	)(3)	$627
Transaction processing provisions - processing errors	$1,724	7,458	(2)	(6,773	)(3)	$2,409
Provision for fraud losses	$—	19,737	(1),(6)	(13,953	)(3)	$5,784
Deferred tax valuation allowance	$12,976	2,298	(4)	(583	)(5)	$14,691

Year ended December 31, 2014:
Provision for doubtful accounts	$2,757	2,326	(1)	(884	)(3)	$4,199
Provision for billing adjustments	$627	497	(1)	(117	)(3)	$1,007
Transaction processing provisions - processing errors	$2,409	9,468	(2)	(7,247	)(3)	$4,630
Provision for fraud losses	$5,784	38,381	(1)	(37,853	)(3)	$6,312
Deferred tax valuation allowance	$14,691	5,534	(4)	(1,262	)(5)	$18,963

(1)	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
(2)	Amount reflected is the change in transaction processing provisions reflected in cost of services expenses.
(3)	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances.
(4)	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.
(5)	Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.
(6)	Includes $7.8 million of fraud losses on July 1, 2013 related to the acquisition of NetSpend.